Accounts Receivable, Net of Allowances (Accounts Receivable, Net of Allowances) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable, Net [Abstract]
Current	$ 134,958,411	$ 174,378,643	$ 160,802,634
Overdue:
Within 30 days	26,467,938	25,395,378	30,882,525
Between 31 to 60 days	1,082,568	3,033,340	1,641,710
Over 60 days	2,724,676	3,815,480	10,963,676
Accounts receivable, net of allowances	$ 165,233,593	$ 206,622,841	$ 204,290,545